UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2019
Date of reporting period: October 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (94.20%)
COMMUNICATION SERVICES – (12.06%)
Media & Entertainment – (12.06%)
Alphabet Inc., Class A *	213,207	$232,519,290
Alphabet Inc., Class C *	431,547	464,676,863
ASAC II L.P. *(a)(b)	4,156,451	4,058,359
Facebook, Inc., Class A *	2,191,547	332,654,919
Fang Holdings Ltd., Class A, ADR (China)*	3,816,459	7,747,412
GCI Liberty, Inc., Class A *	286,965	13,582,054
Liberty Latin America Ltd., Class C *	673,331	12,126,691
Liberty TripAdvisor Holdings, Inc., Series A *	274,416	3,957,079
Tencent Holdings Ltd. (China)	3,292,300	112,791,762
	Total Communication Services	1,184,114,429
CONSUMER DISCRETIONARY – (11.91%)
Automobiles & Components – (1.28%)
Adient PLC	4,112,633	125,106,296
Consumer Durables & Apparel – (0.60%)
Hunter Douglas N.V. (Netherlands)	884,548	58,963,118
Consumer Services – (2.05%)
New Oriental Education & Technology Group, Inc., ADR (China)*	3,440,500	201,303,655
Retailing – (7.98%)
Alibaba Group Holding Ltd., ADR (China)*	1,498,170	213,159,627
Amazon.com, Inc. *	294,676	470,895,195
Booking Holdings Inc. *	38,834	72,797,440
Liberty Expedia Holdings, Inc., Series A *	191,423	8,311,586
Qurate Retail, Inc., Series A *	843,388	18,503,933
		783,667,781
	Total Consumer Discretionary	1,169,040,850
ENERGY – (6.87%)
Apache Corp.	10,324,175	390,563,540
Encana Corp. (Canada)	17,781,770	182,085,325
Magnolia Oil & Gas Corp., Class A *	8,202,753	102,124,275
	Total Energy	674,773,140
FINANCIALS – (34.67%)
Banks – (15.44%)
Danske Bank A/S (Denmark)	4,112,000	78,698,018
DBS Group Holdings Ltd. (Singapore)	8,121,800	137,805,952
DNB ASA (Norway)	5,664,900	102,344,361
JPMorgan Chase & Co.	3,685,414	401,783,834
U.S. Bancorp	3,291,660	172,055,068
Wells Fargo & Co.	11,718,302	623,765,216
		1,516,452,449
Diversified Financials – (17.01%)
Capital Markets – (3.38%)
Bank of New York Mellon Corp.	7,020,657	332,287,696
Consumer Finance – (7.56%)
American Express Co.	2,349,401	241,353,965
Capital One Financial Corp.	5,604,253	500,459,793
		741,813,758

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.07%)
Berkshire Hathaway Inc., Class A *	1,937	$596,024,585
		1,670,126,039
Insurance – (2.22%)
Multi-line Insurance – (0.60%)
Loews Corp.	1,268,469	59,059,916
Property & Casualty Insurance – (1.62%)
Chubb Ltd.	878,710	109,759,666
Markel Corp. *	45,186	49,399,143
		159,158,809
		218,218,725
	Total Financials	3,404,797,213
HEALTH CARE – (6.86%)
Health Care Equipment & Services – (4.32%)
Aetna Inc.	2,136,760	423,933,184
Pharmaceuticals, Biotechnology & Life Sciences – (2.54%)
Shire PLC, ADR (United Kingdom)	1,371,000	249,247,800
	Total Health Care	673,180,984
INDUSTRIALS – (12.69%)
Capital Goods – (12.69%)
Ferguson plc (United Kingdom)	3,134,288	211,312,279
General Electric Co.	22,787,689	230,155,659
Johnson Controls International plc	6,248,479	199,763,873
Orascom Construction Ltd. (United Arab Emirates)	2,363,109	14,712,700
Safran S.A. (France)	1,163,000	150,292,001
United Technologies Corp.	3,538,300	439,492,243
	Total Industrials	1,245,728,755
INFORMATION TECHNOLOGY – (6.30%)
Semiconductors & Semiconductor Equipment – (3.80%)
Applied Materials, Inc.	5,314,060	174,726,293
Texas Instruments Inc.	2,140,250	198,679,407
		373,405,700
Software & Services – (2.50%)
Microsoft Corp.	1,511,818	161,477,281
Oracle Corp.	1,712,953	83,660,624
		245,137,905
	Total Information Technology	618,543,605
MATERIALS – (2.84%)
LafargeHolcim Ltd. (Switzerland)	3,707,478	170,685,911
OCI N.V. (Netherlands)*	3,819,694	108,528,461
	Total Materials	279,214,372
TOTAL COMMON STOCK – (Identified cost $6,174,707,692)		9,249,393,348

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (3.28%)
CONSUMER DISCRETIONARY – (3.28%)
Retailing – (3.28%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	5,938,103	$276,121,790
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	982,804	45,700,386
	Total Consumer Discretionary		321,822,176
	TOTAL PREFERRED STOCK – (Identified cost $230,313,239)		321,822,176
SHORT-TERM INVESTMENTS – (1.69%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.22%, 11/01/18, dated 10/31/18, repurchase value of $55,433,418 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-10.25%, 11/15/18-02/01/57, total market value $56,538,000)	$55,430,000	55,430,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.20%, 11/01/18, dated 10/31/18, repurchase value of $11,130,680 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.00%, 09/30/25, total market value $11,352,600)	11,130,000	11,130,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $44,347,722 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-5.022%, 02/28/19-07/15/59, total market value $45,231,900)	44,345,000	44,345,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $55,433,403 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-7.00%, 02/01/20-10/01/48, total market value $56,538,600)	55,430,000	55,430,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $166,335,000)		166,335,000
	Total Investments – (99.17%) – (Identified cost $6,571,355,931)		9,737,550,524
	Other Assets Less Liabilities – (0.83%)		81,745,362
	Net Assets – (100.00%)		$9,819,295,886

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $325,880,535 or 3.32% of the Fund's net assets as of October 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2018 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$1,067,264,308	$112,791,762	$4,058,359	$1,184,114,429
Consumer Discretionary	1,110,077,732	58,963,118		1,169,040,850
Energy	674,773,140	–	–	674,773,140
Financials	3,085,948,882	318,848,331	–	3,404,797,213
Health Care	673,180,984	–	–	673,180,984
Industrials	869,411,775	376,316,980	–	1,245,728,755
Information Technology	618,543,605	–	–	618,543,605
Materials	–	279,214,372	–	279,214,372
Preferred Stock:
Consumer Discretionary	–	–	321,822,176	321,822,176
Short-term securities	–	166,335,000	–	166,335,000
Total Investments	$8,099,200,426	$1,312,469,563	$325,880,535	$9,737,550,524

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2018 was $(416). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance July 31, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance October 31, 2018
Investments in Securities:
Common Stock	$4,058,775	$–	$(416)	$–	$–	$4,058,359
Preferred Stock	321,822,176	–	–	–	–	321,822,176
Total Level 3	$325,880,951	$–	$(416)	$–	$–	$325,880,535

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	October 31, 2018	Technique	Input(s)	Range	an Increase in Input
Investments in Securities:
Common Stock	$4,058,359	Discounted Cash Flow	Annualized Yield	3.61%	Decrease
Preferred Stock	321,822,176	Market Approach	Transaction Price	$46.50	Increase
Total Level 3	$325,880,535

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund’s investments. The transaction price input is attributable to a private security and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

Federal Income Taxes

At October 31, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$6,604,626,965
Unrealized appreciation	3,720,340,204
Unrealized depreciation	(587,416,645)
Net unrealized appreciation	$3,132,923,559

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.16%)
COMMUNICATION SERVICES – (6.55%)
Media & Entertainment – (6.55%)
Alphabet Inc., Class C *	823	$886,182
Baidu, Inc., Class A, ADR (China)*	1,375	261,332
Electronic Arts Inc. *	6,960	633,221
Facebook, Inc., Class A *	2,720	412,869
Naspers Ltd. - N (South Africa)	4,105	720,020
	Total Communication Services	2,913,624
CONSUMER DISCRETIONARY – (13.03%)
Automobiles & Components – (0.96%)
Adient PLC	14,020	426,488
Consumer Services – (1.40%)
New Oriental Education & Technology Group, Inc., ADR (China)*	10,680	624,887
Retailing – (10.67%)
Alibaba Group Holding Ltd., ADR (China)*	4,135	588,328
Amazon.com, Inc. *	2,044	3,266,332
Booking Holdings Inc. *	154	288,685
JD.com Inc., Class A, ADR (China)*	25,653	603,359
		4,746,704
	Total Consumer Discretionary	5,798,079
CONSUMER STAPLES – (0.90%)
Food, Beverage & Tobacco – (0.90%)
Nestle S.A. (Switzerland)	4,765	402,276
	Total Consumer Staples	402,276
FINANCIALS – (24.69%)
Banks – (8.34%)
Danske Bank A/S (Denmark)	37,330	714,445
DBS Group Holdings Ltd. (Singapore)	54,600	926,421
DNB ASA (Norway)	24,600	444,433
U.S. Bancorp	12,165	635,864
Wells Fargo & Co.	18,620	991,143
		3,712,306
Diversified Financials – (12.97%)
Capital Markets – (5.28%)
Bank of New York Mellon Corp.	21,100	998,663
Julius Baer Group Ltd. (Switzerland)	19,170	874,243
Oaktree Capital Group LLC, Class A	11,450	478,954
		2,351,860
Consumer Finance – (3.58%)
American Express Co.	6,080	624,599
Capital One Financial Corp.	10,830	967,119
		1,591,718
Diversified Financial Services – (4.11%)
Berkshire Hathaway Inc., Class A *	4	1,230,820
Berkshire Hathaway Inc., Class B *	2,915	598,391
		1,829,211
		5,772,789

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (3.38%)
Multi-line Insurance – (2.38%)
Loews Corp.	22,740	$1,058,774
Reinsurance – (1.00%)
Swiss Re AG (Switzerland)	4,940	445,750
		1,504,524
	Total Financials	10,989,619
HEALTH CARE – (4.74%)
Health Care Equipment & Services – (3.94%)
Aetna Inc.	4,740	940,416
Express Scripts Holding Co. *	4,370	423,759
Quest Diagnostics Inc.	1,870	175,986
UnitedHealth Group Inc.	820	214,307
		1,754,468
Pharmaceuticals, Biotechnology & Life Sciences – (0.80%)
Shire PLC, ADR (United Kingdom)	1,960	356,328
	Total Health Care	2,110,796
INDUSTRIALS – (9.27%)
Capital Goods – (7.89%)
Eaton Corp. PLC	12,105	867,565
Ferguson PLC (United Kingdom)	6,194	417,597
General Electric Co.	41,000	414,100
Johnson Controls International plc	13,136	419,958
Safran S.A. (France)	2,620	338,577
Schneider Electric SE (France)	7,615	550,649
United Technologies Corp.	4,030	500,566
		3,509,012
Commercial & Professional Services – (–%)^
Novus Holdings Ltd. (South Africa)	1,231	375
Transportation – (1.38%)
FedEx Corp.	2,790	614,749
	Total Industrials	4,124,136
INFORMATION TECHNOLOGY – (28.73%)
Semiconductors & Semiconductor Equipment – (14.56%)
Applied Materials, Inc.	40,170	1,320,790
Intel Corp.	50,466	2,365,846
Lam Research Corp.	3,485	493,929
Texas Instruments Inc.	17,500	1,624,525
Xilinx, Inc.	7,920	676,130
		6,481,220
Software & Services – (13.04%)
DXC Technology Co.	11,319	824,363
Microsoft Corp.	17,730	1,893,741
Oracle Corp.	34,120	1,666,421
SAP SE, ADR (Germany)	13,240	1,420,123
		5,804,648
Technology Hardware & Equipment – (1.13%)
HP Inc.	20,830	502,836
	Total Information Technology	12,788,704

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (11.25%)
	Akzo Nobel N.V. (Netherlands)	5,645	$473,983
	Axalta Coating Systems Ltd. *	20,310	501,251
	DowDuPont Inc.	12,000	647,040
	Ecolab Inc.	3,975	608,771
	LafargeHolcim Ltd. (Switzerland)	22,973	1,057,637
	Linde plc	6,905	1,142,570
	PPG Industries, Inc.	5,470	574,842
		Total Materials	5,006,094
	TOTAL COMMON STOCK – (Identified cost $33,097,617)		44,133,328
SHORT-TERM INVESTMENTS – (1.33%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.22%, 11/01/18, dated 10/31/18, repurchase value of $197,012 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-10.25%, 11/15/18-02/01/57, total market value $200,940)	$197,000	197,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.20%, 11/01/18, dated 10/31/18, repurchase value of $39,002 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.00%, 09/30/25, total market value $39,780)	39,000	39,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $157,010 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.875%-7.00%, 12/01/18-07/20/61, total market value $160,140)	157,000	157,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $197,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-7.00%, 07/01/27-03/01/48, total market value $200,940)	197,000	197,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $590,000)		590,000
	Total Investments – (100.49%) – (Identified cost $33,687,617)		44,723,328
	Liabilities Less Other Assets – (0.49%)		(216,936)
	Net Assets – (100.00%)		$44,506,392

ADR: American Depositary Receipt

*	Non-income producing security.

^	Less than 0.005%.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2018 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
October 31, 2018 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2018 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$2,193,604	$720,020	$–	$2,913,624
Consumer Discretionary	5,798,079	–	–	5,798,079
Consumer Staples	–	402,276	–	402,276
Financials	7,584,327	3,405,292	–	10,989,619
Health Care	2,110,796	–	–	2,110,796
Industrials	2,816,938	1,307,198	–	4,124,136
Information Technology	12,788,704	–	–	12,788,704
Materials	3,474,474	1,531,620	–	5,006,094
Short-term securities	–	590,000	–	590,000
Total Investments	$36,766,922	$7,956,406	$–	$44,723,328

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At October 31, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$33,739,783
Unrealized appreciation	12,466,575
Unrealized depreciation	(1,483,030)
Net unrealized appreciation	$10,983,545

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 28, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 28, 2018